Debt And Other Credit Facilities (Nonrecourse Project Debt) (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£) transporter
Minimum
Debt Instrument [Line Items]
Subordinated notes payable, interest rate	11.25%
Maximum
Debt Instrument [Line Items]
Subordinated notes payable, interest rate	16.00%
Class A 3.5% Index Linked Bonds
Debt Instrument [Line Items]
Guaranteed secured bonds, percentage	3.50%
Class A 3.5% Index Linked Bonds | United Kingdom, Pounds
Debt Instrument [Line Items]
Secured bonds	£ 56.0
Class B 5.9% Fixed Rate Bonds
Debt Instrument [Line Items]
Guaranteed secured bonds, percentage	5.90%
Class B 5.9% Fixed Rate Bonds | United Kingdom, Pounds
Debt Instrument [Line Items]
Secured bonds	£ 20.7
Nonrecourse Project Finance Debt
Debt Instrument [Line Items]
Ownership percentage (in percentage)	50.00%
Number of heavy equipment transporters | transporter	91
Number of heavy equipment transporters, term period, in years	22 years